Taxes - Schedule of Tax Payable (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Tax Payable [Abstract]
VAT	$ 216,570	$ 369,260	$ 366,720
Income tax	1,017,143	935,989	675,842
Other tax	3,733	2,021	1,795
Tax payable	$ 1,237,446	$ 1,307,270	$ 1,044,357